Disclosures about Segments (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Electric operations	$ 311,157				$ 312,949					$ 1,496,736	$ 1,181,907	$ 1,097,632
Other operations	44,908				39,397					182,832	82,332	79,580
Affiliate revenue	0				0					0	0	0
Electric customer credits	(8,493)				(8,160)					(39,963)	(33,195)	(1,566)
Operating revenue, net	347,572	$ 409,575	$ 487,971	$ 397,873	344,186	$ 296,767	$ 358,256	$ 299,261	$ 276,760	1,639,605	1,231,044	1,175,646
Depreciation and amortization	55,873				49,856					216,320	170,414	166,854
Interest income	1,157				1,491					6,090	6,073	1,424
Interest charges	35,149				33,999					141,309	126,642	122,913
Federal and state income tax expense (benefit)	1,562				5,986					43,165	29,382	7,079
Net income (loss)	6,328	31,797	$ 55,565	$ 44,746	20,557	10,377	$ 47,360	$ 25,839	$ 10,861	152,665	94,437	138,080
Additions to property, plant, and equipment	65,624				83,679					323,791	291,061	236,932
Equity investment in investee	17,072	17,072				18,172				17,072	18,172	18,172
Goodwill	1,490,797	1,490,797				1,490,797				1,490,797	1,490,797	1,490,797
Total segment assets	7,676,195	7,476,298				6,436,814				7,476,298	6,436,814	6,278,382
Operating Segments | Cleco Power
Revenue
Electric operations	224,430				257,175					1,130,928	1,191,587	1,108,389
Other operations	15,764				19,430					72,833	82,330	77,522
Affiliate revenue	1,106				300					3,125	874	851
Electric customer credits	(8,340)				(8,160)					(38,516)	(33,195)	(1,566)
Operating revenue, net	232,960				268,745					1,168,370	1,241,596	1,185,196
Depreciation and amortization	43,677				42,377					172,471	162,069	158,415
Interest income	954				994					4,744	5,052	1,283
Interest charges	18,581				17,145					71,279	71,303	69,362
Federal and state income tax expense (benefit)	3,338				7,998						55,924	67,331
Net income (loss)	11,831				26,712					148,262	162,257	150,738
Additions to property, plant, and equipment	61,477				81,040					313,962	289,153	235,252
Equity investment in investee	17,072	17,072				18,172				17,072	18,172	18,172
Goodwill	1,490,797	1,490,797				1,490,797				1,490,797	1,490,797	1,490,797
Total segment assets	6,098,446	5,967,327				5,839,853				5,967,327	5,839,853	5,679,538
Operating Segments | CLECO CAJUN
Revenue
Electric operations	89,147				58,194
Other operations	30,961				19,965
Affiliate revenue	161				0
Electric customer credits	(153)				0
Operating revenue, net	120,116				78,159					491,618
Depreciation and amortization	10,103				5,410
Interest income	155				254
Interest charges	10				0
Federal and state income tax expense (benefit)	6,421				3,529
Net income (loss)	19,535				11,056
Additions to property, plant, and equipment	3,341				1,530
Equity investment in investee	0	0								0
Goodwill	0	0								0
Total segment assets	1,020,099	1,011,591								1,011,591
OTHER
Revenue
Electric operations	(2,420)				(2,420)					(9,680)	(9,680)	(10,757)
Other operations	1				2					2	2	2,058
Affiliate revenue	29,278				26,535					109,067	74,591	57,168
Electric customer credits	0				0					0	0	0
Operating revenue, net	26,859				24,117					99,389	64,913	48,469
Depreciation and amortization	2,094				2,069					8,305	8,344	8,439
Interest income	100				417					974	1,338	316
Interest charges	16,610				17,028					70,611	55,659	53,725
Federal and state income tax expense (benefit)	(8,197)				(5,540)						(26,541)	(60,252)
Net income (loss)	(25,039)				(17,210)					(65,009)	(67,819)	(12,659)
Additions to property, plant, and equipment	806				1,109					655	1,908	1,680
Equity investment in investee	0	0				0				0	0	0
Goodwill	0	0				0				0	0	0
Total segment assets	616,068	546,096				633,756				546,096	633,756	619,943
ELIMINATIONS
Revenue
Electric operations	0				0					(1)	0	0
Other operations	(1,818)				0					(7,471)	0	0
Affiliate revenue	(30,545)				(26,835)					(112,300)	(75,465)	(58,019)
Electric customer credits	0				0					0	0	0
Operating revenue, net	(32,363)				(26,835)					(119,772)	(75,465)	(58,019)
Depreciation and amortization	(1)				0					0	1	0
Interest income	(52)				(174)					(615)	(317)	(175)
Interest charges	(52)				(174)					(616)	(320)	(174)
Federal and state income tax expense (benefit)	0				(1)						(1)	0
Net income (loss)	1				(1)					1	(1)	1
Additions to property, plant, and equipment	0				$ 0					0	0	0
Equity investment in investee	0	0				0				0	0	0
Goodwill	0	0				0				0	0	0
Total segment assets	$ (58,418)	$ (48,716)				$ (36,795)				$ (48,716)	$ (36,795)	$ (21,099)